Cover	Feb. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2020
Entity File Number	1-8344
Entity Registrant Name	L BRANDS, INC.
Entity Central Index Key	0000701985
Entity Tax Identification Number	31-1029810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Three Limited Parkway
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	(614)
Local Phone Number	415-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.50 par value per share
Trading Symbol	LB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false